Right-of-Use Assets and Lease Liabilities (Details) - Schedule of contractual undiscounted cash outflows of lease liabilities - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of contractual undiscounted cash outflows of lease liabilities [Line Items]
Balance	$ 363,596	$ 395,544
Within 1 year [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of contractual undiscounted cash outflows of lease liabilities [Line Items]
Balance	159,835	120,592
Over 1 year [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of contractual undiscounted cash outflows of lease liabilities [Line Items]
Balance	$ 203,761	$ 274,952